Subsequent Events (Details) - USD ($)					12 Months Ended
	Mar. 26, 2026	Mar. 10, 2026	Jan. 07, 2026	Aug. 06, 2024	Dec. 31, 2025	Feb. 28, 2026	Oct. 31, 2023
Subsequent Events [Line Items]
Shares issued under sale agreement
Gross proceeds (in Dollars)
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants exercised							1,670,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Options granted to employees	1,140,000		189,957
Additional ordinary shares		110,000,000
Registered capital shares		200,000,000
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants exercised						276,271
Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued under sale agreement				800,000	3,600
Warrants exercised							1,670,000
Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants exercised						276,271